Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	SEAS
Entity Registrant Name	SEAWORLD ENTERTAINMENT, INC.
Entity Central Index Key	0001564902
Entity Filer Category	Non-accelerated Filer